DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 223,875	$ 203,851
Unamortized debt issuance costs	(6,120)	(2,293)
Debt, net	217,755	201,558
Less: Current portion of long-term debt	(2,250)	(7,967)
Long-term debt	215,505	193,591
Term loan
Debt Instrument [Line Items]
Total debt	223,875	190,541
Revolving credit facility
Debt Instrument [Line Items]
Total debt	0	4,000
Delayed draw term loan
Debt Instrument [Line Items]
Total debt	0	8,236
Notes payable
Debt Instrument [Line Items]
Notes payable	$ 0	$ 1,074